Provision For Major Overhauls - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Provision for major overhauls	¥ 4,425	¥ 697	¥ 3,652	¥ 3,370